INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation [Line Items]
Net loss for the year	$ (231,953)	$ (37,706)	$ (167,809)
Statutory Cayman Islands corporate tax rate	0.00%	0.00%	0.00%
Expected tax recovery	$ 0	$ 0	$ 0